Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of September 30, 2024 and 2023 consisted of the following:

	September 30, 2024	September 30, 2023
Buildings	$20,417,081	$20,258,258
Machinery and equipment	9,283,954	7,576,777
Electronic equipment	2,059,532	2,234,455
Transportation vehicles	351,331	337,925
Office equipment	311,687	283,972
Leasehold improvement on leased property	477,595	301,399
Construction in progress	1,429,109	1,654,405
Total property plant and equipment, at cost	34,330,289	32,647,191
Less: accumulated depreciation	(9,820,649)	(7,591,164)
Property, plant and equipment, net	$24,509,640	$25,056,027

Depreciation expense was $3,730,818, $2,438,320 and $2,309,263 for the years ended September 30, 2024, 2023 and 2022, respectively. For the years ended September 30, 2024, 2023 and 2022, the Company recorded no impairment of property, plant and equipment.

For the years ended September 30, 2024 and 2023, the Company added new property plant and equipment of $2,470,166 and $11,767,523, respectively.

As of September 30, 2024, the details of the newly acquired Property, Plant, and Equipment (PP&E) are as follows:

September 30, 2024
Buildings	$83,751
Machinery and equipment	1,944,396
Electronic equipment	405,922
Transportation vehicles	19,546
Office equipment	16,551
Property, plant and equipment,	$2,470,166

For the years ended September 30, 2024, the Company disposed machinery, equipment and transportation vehicles with a net book value of $401,289 (cost of $697,288, accumulated depreciation of $295,999 and received cash from disposal of $502,465, causing a net disposal income of $101,177 included in operating income.

For the years ended September 30, 2023, the Company disposed machinery, equipment and transportation vehicles with a net book value of $304,898 (cost of $529,738, accumulated depreciation of $224,839) and received cash from disposal of $509,916, causing a net disposal income of $194,526 included in operating income. The difference between the net disposal income $194,526 for the year ended September 30, 2023 and $205,018 in the cash flow statement was due to the use of different exchange rates. The disposals were related to cutting maintenance cost of idle machinery, equipment, and transportation, and thus improving the production efficiency after the disposal.

For the years ended September 30, 2024 and 2023 the construction in progress assets were related to construction of manufacturing facilities for the Company.

As of September 30, 2024 and 2023, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 14.